Note 10 - Goodwill - Components of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Balance	$ 886,086	$ 843,362
Goodwill	289,746	40,006
Other items	3,277	4,679
Foreign exchange	716	(1,961)
Balance	1,179,825	886,086
FirstService Residential Segment [Member]
Balance	259,804	256,435
Goodwill	59,456	2,219
Other items	555	2,562
Foreign exchange	503	(1,412)
Balance	320,318	259,804
FirstService Brands Segment [Member]
Balance	626,282	586,927
Goodwill	230,290	37,787
Other items	2,722	2,117
Foreign exchange	213	(549)
Balance	$ 859,507	$ 626,282